Average Annual Total Returns - Delaware Ivy VIP International Core Equity	MSCI ACWI (All Country World Index) ex USA (net) 1 year	MSCI ACWI (All Country World Index) ex USA (net) 5 years	MSCI ACWI (All Country World Index) ex USA (net) 10 years	MSCI ACWI (All Country World Index) ex USA (gross) 1 year	MSCI ACWI (All Country World Index) ex USA (gross) 5 years	MSCI ACWI (All Country World Index) ex USA (gross) 10 years	Class II 1 year	Class II 5 years	Class II 10 years
Total	15.62%	7.08%	3.83%	16.21%	7.60%	4.32%	15.65%	7.56%	4.00%